ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE INCOME FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.4%
Alabama 1.4%
Alabama Special Care Fac. Fin. Auth., Ascension Health
5.00%, 11/15/39	8,300	8,309
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	880	904
Camden Ind. Dev. Board, IDRB, Weyerhaeuser, 6.125%,
12/1/24	2,500	2,602
Health Care Auth. for Baptist Health, 5.00%, 11/15/14	3,400	3,502
Health Care Auth. for Baptist Health, 5.00%, 11/15/15	3,100	3,192
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,935	1,962
Houston County Health Care Auth., 5.25%, 10/1/30 (2)	5,500	5,696
		26,167
Alaska 0.6%
Alaska HFC, Single Family, 4.70%, 12/1/22	10,000	10,090
Alaska HFC, Single Family, 5.30%, 12/1/17	2,015	2,015
		12,105
Arizona 0.7%
Arizona School Fac. Board, 5.50%, 7/1/18
(Prerefunded 7/1/11) (1)	5,000	5,376
Maricopa County IDA, Catholic Healthcare West, 5.00%, 7/1/18	5,000	5,213
Scottsdale IDA, 5.80%, 12/1/31 (Prerefunded 12/1/11) (1)	2,000	2,200
		12,789
Arkansas 0.6%
Jefferson County, Entergy Arkansas, 4.60%, 10/1/17	3,620	3,584
Little Rock Health Fac. Board, Baptist Health, 6.85%, 11/1/08	2,495	2,565
North Little Rock, 6.50%, 7/1/15 (3)	4,000	4,554
		10,703
California 11.0%
Anaheim PFA, California Electric, 5.00%, 10/1/34 (3)	3,340	3,456
California, 5.25%, 4/1/29 (Prerefunded 4/1/14) (1)	4,995	5,524
California, 5.25%, 4/1/34 (Prerefunded 4/1/14) (1)	5,495	6,076
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (1)	520	550
California, GO, 5.00%, 8/1/26 (4)	10,000	10,204
California, GO, 5.00%, 2/1/33 (Prerefunded 2/1/14) (1)	5,000	5,448
California, GO, 5.00%, 6/1/37	5,000	5,057
California, GO, 5.25%, 4/1/29	5	5
California, GO, 5.25%, 4/1/34	5	5
California, GO, 5.50%, 11/1/33	8,000	8,497
California, GO, 5.65%, 6/1/30	135	141
California Dept. of Water Resources, 5.375%, 5/1/21
(Prerefunded 5/1/12) (1)	2,000	2,190
California Dept. of Water Resources, 5.75%, 5/1/17
(Prerefunded 5/1/12) (1)	3,000	3,331
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	14,810	15,177
California Public Works Board, Dept. of Health Services
5.00%, 11/1/23	12,055	12,323
California Public Works Board, Mental Health, 5.50%, 6/1/23	3,000	3,255
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	6,500	6,536
California Statewide CDA, Kaiser Permanente, 5.25%, 3/1/45	10,000	10,052
California Statewide CDA, Southern California Edison
4.25%, 11/1/33 (Tender 11/1/16) (5)	3,475	3,568
California Statewide CDA, Sutter Health, 5.625%, 8/15/42	3,850	3,985
California Tobacco Securitization Agency, Los Angeles County
Tobacco Industry, STEP,0%, 6/1/21	5,000	4,009
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,415	1,451
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (6)	5,000	3,843
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (6)	18,000	12,538
Golden State Tobacco Securitization Corp., Tobacco Industry
5.00%, 6/1/12	4,000	4,066
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (1)	7,500	8,254
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (1)	8,500	9,407
Long Beach Bond Fin. Auth., Natural Gas, 5.50%, 11/15/30	10,000	10,170
Los Angeles Harbor, 7.60%, 10/1/18 (6)	2,845	3,476
San Diego Unified School Dist., 5.50%, 7/1/25 (3)	4,745	5,481
San Francisco Public Utility Commission, 5.00%, 11/1/27 (7)	8,000	8,281
San Jose, Airport, 5.00%, 3/1/28 (3)	3,500	3,604
Southern California Public Power Auth., 6.75%, 7/1/11	4,050	4,487
Union Elementary School Dist., Zero Coupon, GO, 9/1/12 (5)	2,945	2,472
Union Elementary School Dist., Zero Coupon, GO, 9/1/13 (5)	3,520	2,825
Univ. of California Regents, 5.125%, 5/15/15 (2)	1,900	2,053
Univ. of California Regents, 5.125%, 5/15/17 (2)	10,000	10,806
West Hollywood CDA, East Side Redev., 5.625%, 9/1/28	2,015	2,050
		204,653
Colorado 1.7%
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	2,000	2,084
Colorado HFA, PorterCare Adventist Health, 6.50%, 11/15/31
(Prerefunded 11/15/11) (1)	2,500	2,814
Colorado State Univ. System, 5.00%, 3/1/37 (5)	4,000	4,162
Denver Convention Center Hotel Auth., 5.25%, 12/1/20 (8)	8,670	9,275
Denver Convention Center Hotel Auth., 5.25%, 12/1/21 (8)	5,000	5,326
Denver Convention Center Hotel Auth., 5.25%, 12/1/22 (8)	7,020	7,451
		31,112
Connecticut 1.0%
Connecticut Special Tax Obligation, 7.125%, 6/1/10	7,350	7,806
Mashantucket Western Pequot Tribe, 6.50%, 9/1/31 (9)	3,500	3,687
Mohegan Tribe Indians, 6.00%, 1/1/16	2,250	2,316
Mohegan Tribe Indians, 6.25%, 1/1/31	4,750	4,920
		18,729
District of Columbia 4.5%
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(3)	2,060	2,100
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(3)	1,330	1,356
District of Columbia, 6.00%, 6/1/14 (3)(6)	2,305	2,645
District of Columbia, Ballpark, GO, 5.00%, 2/1/35 (5)	5,100	5,168
District of Columbia, GO, 4.75%, 6/1/36 (5)	15,450	15,567
District of Columbia, GO, 5.00%, 6/1/17 (2)	7,125	7,670
District of Columbia, GO, 5.00%, 6/1/18 (2)	11,230	12,016
District of Columbia, GO, 5.125%, 6/1/17
(Prerefunded 6/1/13) (1)(2)	12,720	13,827
District of Columbia, GO, 5.25%, 6/1/27 (3)	6,585	6,691
District of Columbia, GO, 6.00%, 6/1/14 (3)	4,400	5,019
District of Columbia, GO, 6.00%, 6/1/15 (3)	1,550	1,790
District of Columbia, GO, 6.00%, 6/1/17 (3)	4,250	4,977
District of Columbia Tobacco Securitization Corp., Tobacco
Settlement, 5.25%, 5/15/09	5,000	5,074
		83,900
Florida 2.0%
Coral Gables HFA, Baptist Health, 5.25%, 8/15/24
(Prerefunded 8/15/14) (1)(7)	5,000	5,528
Highlands County HFA, Adventist Health / Sunbelt
5.25%, 11/15/36	5,000	5,050
Highlands County HFA, Adventist Health / Sunbelt
5.875%, 11/15/29 (Prerefunded 11/15/13) (1)	7,000	7,883
Highlands County HFA, Adventist Health / Sunbelt
6.00%, 11/15/31 (Prerefunded 11/15/11) (1)	2,750	3,037
Jacksonville Pollution Control, Florida Power & Light, VRDN
3.58%, 5/1/29	2,000	2,000
Orange County HFA, Nemours Foundation, 5.00%, 1/1/35
(Prerefunded 1/1/15) (1)	4,910	5,365
Orange County HFA, Nemours Foundation, 5.00%, 1/1/35	1,435	1,482
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,500	2,557
Orange County School Board, VRDN, 3.65%, 8/1/25 (2)	400	400
Seminole Tribe of Florida, 5.50%, 10/1/24 (9)	4,400	4,403
		37,705
Georgia 4.2%
Atlanta Airport, 5.25%, 1/1/33 (7)	5,000	5,209
Augusta Water & Sewer, 5.25%, 10/1/39 (7)	4,620	4,851
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 5.75%, 1/1/29	3,500	3,512
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 6.125%, 1/1/24	4,000	4,124
Forsyth County School Dist., 5.75%, 2/1/18
(Prerefunded 2/1/10) (1)	2,800	2,997
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.80%, 1/1/08 (2)(6)	5,905	5,922
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/09 (2)(6)	6,310	6,549
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/10 (2)(6)	6,745	7,229
Georgia, GO, 5.00%, 7/1/19	10,000	10,973
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/24 (Prerefunded 11/1/10) (1)	6,225	6,656
Gwinnett County School Dist., GO, 6.40%, 2/1/11	1,905	2,085
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20
(Prerefunded 1/1/13) (1)	85	94
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20	2,915	3,176
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (5)	5,100	5,764
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (2)	6,500	8,701
		77,842
Hawaii 0.2%
Hawaii Airports System, 5.75%, 7/1/21 (5)	4,000	4,218
		4,218
Idaho 0.1%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	2,600	2,851
		2,851
Illinois 5.8%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (1)(5)	5,000	5,477
Chicago, GO, 5.50%, 1/1/14 (7)	5,000	5,552
Chicago, GO, 5.50%, 1/1/18 (2)	3,880	4,338
Chicago Board of Ed., Zero Coupon, GO, 12/1/19 (5)	6,200	3,669
Illinois, Sales Tax, 5.50%, 6/15/16	2,000	2,142
Illinois, Sales Tax, 6.125%, 6/15/16	2,000	2,134
Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
(Prerefunded 11/1/14) (1)	4,000	4,427
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	12,750	13,333
Illinois HFA, Chicago Charter School, 5.00%, 12/1/26	5,000	4,696
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (6)	3,300	3,303
Illinois HFA, Institute of Technology, 5.00%, 4/1/22	5,765	5,819
Illinois HFA, Institute of Technology, 5.00%, 4/1/23	3,250	3,267
Illinois HFA, Institute of Technology, 5.00%, 4/1/26	2,000	1,986
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	3,000	2,852
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	4,500	4,420
Illinois HFA, OSF Healthcare, Muni Auction Rate
6.00%, 11/15/31 (10)	4,850	4,850
Illinois HFA, Palos Community Hosp., 5.00%, 5/15/32 (3)	11,500	11,725
Metropolitan Pier & Exposition Auth., McCormick
Zero Coupon, 6/15/18 (5)	14,160	9,038
Metropolitan Pier & Exposition Auth., McCormick
Zero Coupon, 6/15/37 (3)	11,870	2,873
Regional Transportation Auth., 6.70%, 11/1/21 (5)	5,000	6,141
Regional Transportation Auth., 7.75%, 6/1/19 (5)	5,350	6,894
		108,936
Indiana 0.7%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/19	3,000	3,009
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (1)	640	678
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (1)	3,360	3,562
Rockport, PCR, American Electric Power, 4.15%, 7/1/25
(Tender 7/15/11) (2)	5,000	5,079
		12,328
Iowa 0.2%
Scott County, Ridgecrest Village, 7.25%, 11/15/26
(Prerefunded 11/15/10) (1)	4,000	4,447
		4,447
Kansas 1.5%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (3)	21,525	22,435
Salina, Regional Health Center, 5.00%, 10/1/36	5,000	4,924
		27,359
Louisiana 2.0%
Calcasieu Parish, IDRB, PCR, Entergy Gulf States
5.45%, 7/1/10	1,750	1,752
Louisiana Offshore Terminal Auth., 4.30%, 10/1/37
(Tender 10/1/11)	12,500	12,703
Louisiana PFA, Baton Rouge General Medical Center
5.25%, 7/1/33 (3)	10,000	10,257
Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25	2,500	2,574
Saint Charles Parish, Shell Oil, VRDN, 3.63%, 10/1/22	200	200
Saint John Baptist Parish, PCR, Marathon Oil, 5.125%, 6/1/37	10,000	9,532
		37,018
Maryland 2.5%
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,515
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/26	5,000	4,893
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	7,000	6,655
Maryland CDA, Residential, 3.90%, 9/1/16	3,500	3,515
Maryland CDA, Residential, 3.95%, 9/1/17	3,725	3,732
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/31	4,000	3,560
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/20	4,825	4,869
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	7,675	4,425
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	10,000	9,765
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35 (Prerefunded 4/1/13) (1)	2,535	2,865
Maryland HHEFA, Univ. of Maryland Medical System
7.00%, 7/1/22 (5)	1,500	1,922
		47,716
Massachusetts 5.1%
Massachusetts, 5.25%, 8/1/16 (Prerefunded 8/1/13) (1)	10,000	10,892
Massachusetts, 5.75%, 1/1/32 (Prerefunded 1/1/14) (1)(5)	6,000	6,737
Massachusetts, GO, 5.25%, 8/1/28	15,000	16,718
Massachusetts Bay Transportation Auth., 5.25%, 7/1/30
(Prerefunded 7/1/14) (1)	2,000	2,212
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/14	3,150	3,657
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	6,200	7,606
Massachusetts HEFA, 5.75%, 7/1/32 (Prerefunded 7/1/11) (1)	4,235	4,622
Massachusetts HEFA, Harvard Univ., 6.00%, 7/1/35
(Prerefunded 7/1/10) (1)	3,500	3,768
Massachusetts HEFA, Harvard Univ., 6.25%, 4/1/20	5,000	6,153
Massachusetts HEFA, Massachusetts Institute of Technology
5.50%, 7/1/32	10,000	11,725
Massachusetts HEFA, Partners Healthcare, 5.00%, 7/1/32	5,000	5,034
Massachusetts HEFA, Partners Healthcare, 5.75%, 7/1/32	165	175
Massachusetts Port Auth., 5.75%, 7/1/29
(Prerefunded 1/1/10) (1)	5,000	5,296
Massachusetts Water Pollution Abatement Trust
5.75%, 8/1/29 (Prerefunded 8/1/09) (1)	990	1,039
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 5.75%, 8/1/29	4,010	4,168
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/19	5,000	5,977
		95,779
Michigan 1.7%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	2,000	2,204
Dickinson County Economic Dev. Corp., PCR, Int'l. Paper
4.80%, 11/1/18	2,000	1,953
Michigan Hosp. Fin. Auth., Ascension Health, 5.25%, 11/15/26	3,570	3,663
Michigan Hosp. Fin. Auth., Trinity Health, 5.00%, 8/15/25	10,000	10,198
Michigan Hosp. Fin. Auth., Trinity Health, 6.00%, 12/1/20	1,500	1,590
Michigan State Univ. Board of Trustees, VRDN, 3.65%, 8/15/32	2,400	2,400
Michigan Strategic Fund, IDRB, Detroit Edison, 5.45%, 9/1/29	5,000	5,102
Univ. of Michigan Regents, VRDN, 3.65%, 12/1/21	3,995	3,995
		31,105
Minnesota 0.8%
Maple Grove, North Memorial Health Care, 5.25%, 5/1/37	3,630	3,641
Minneapolis-St. Paul Metropolitan Airport Commission
5.25%, 1/1/32 (Prerefunded 1/1/11) (1)(5)	10,000	10,576
		14,217
Mississippi 1.1%
Mississippi Business Fin. Corp., PCR, System Energy Resources
5.90%, 5/1/22	7,000	7,066
Mississippi Home Corp., 4.65%, 12/1/38	2,185	2,105
Mississippi Home Corp., Single Family, 4.875%, 12/1/28	1,370	1,389
Mississippi Home Corp., Single Family, 4.95%, 12/1/33	1,130	1,141
Mississippi Home Corp., Single Family, 5.00%, 12/1/38	2,595	2,622
Mississippi Hosp. Equipment Fac. Auth., Baptist Health
5.00%, 8/15/29	6,000	5,860
		20,183
Missouri 0.7%
Missouri Joint Electric Utility Commission, Plum Point
5.00%, 1/1/23 (3)	8,975	9,394
Missouri Joint Electric Utility Commission, Plum Point
5.00%, 1/1/27 (3)	4,000	4,145
		13,539
Montana 0.5%
Forsyth, PCR, IDRB, Northwestern Corp., 4.65%, 8/1/23 (2)	9,945	9,907
		9,907
Nebraska 0.2%
Omaha Public Power Dist., 6.20%, 2/1/17 (6)	3,000	3,477
		3,477
Nevada 2.3%
Clark County, Fuel Tax, 5.125%, 7/1/16 (2)	10,870	11,736
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (3)	13,795	13,945
Clark County School Dist., GO, 7.00%, 6/1/11 (3)	3,500	3,918
Clark County, IDRB, PCR, Nevada Power, 5.30%, 10/1/11	2,000	1,966
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	5,000	5,193
Nevada, GO, 7.25%, 11/1/10 (6)	3,050	3,103
Truckee Meadows Water Auth., 5.50%, 7/1/19
(Prerefunded 7/1/11) (1)(7)	2,500	2,687
		42,548
New Hampshire 1.9%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (3)	14,500	15,520
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/31	1,000	988
New Hampshire HEFA, Covenant Health, 6.00%, 7/1/22
(Prerefunded 1/1/12) (1)	3,400	3,772
New Hampshire HEFA, Dartmouth-Hitchcock Obligation Group
5.50%, 8/1/27 (7)	7,930	8,411
New Hampshire HEFA, Wentworth-Douglass Hosp.
5.375%, 1/1/15 (3)	5,600	5,989
		34,680
New Jersey 2.3%
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	2,000	2,052
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	3,500	3,506
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (3)	5,000	5,273
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/18	5,000	5,424
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/26	2,000	1,857
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	1,632
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	3,000	1,632
New Jersey Transportation Trust Fund Auth.
4.25%, 12/15/22 (7)	4,500	4,456
New Jersey Transportation Trust Fund Auth., 5.50%, 12/15/21	7,165	8,137
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	9,570	8,767
		42,736
New Mexico 0.9%
Jicarilla Apache Nation, 5.50%, 9/1/23	3,890	4,133
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	3,725	3,913
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (7)	7,840	8,093
		16,139
New York 12.3%
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/13	10,000	10,806
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/18 (2)	5,000	5,621
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	10,000	10,901
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	2,000	2,008
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/30	7,000	7,290
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/15 (2)	3,600	3,917
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/19	3,325	3,628
Dormitory Auth. of the State of New York, State Univ. Ed. Fac.
5.75%, 5/15/19 (Prerefunded 5/15/10) (1)(5)	4,945	5,289
Metropolitan Transportation Auth., 5.00%, 11/15/30	6,500	6,720
Metropolitan Transportation Auth., 5.125%, 11/15/31	5,000	5,137
Metropolitan Transportation Auth., 5.25%, 11/15/31	2,945	3,085
Metropolitan Transportation Auth., 5.25%, 11/15/32
(Prerefunded 11/15/13) (1)	10,000	11,047
Metropolitan Transportation Auth., Commuter Fac.
5.75%, 7/1/21 (Prerefunded 1/1/08) (1)(3)	12,750	12,967
New York City, 5.50%, 6/1/21 (Prerefunded 6/1/13) (1)	6,775	7,520
New York City, GO, 5.25%, 8/1/13	5,000	5,411
New York City, GO, 5.25%, 5/15/22	10,000	10,525
New York City, GO, 5.25%, 8/15/26	5,000	5,221
New York City, GO, 5.50%, 6/1/21	725	772
New York City, GO, 6.00%, 5/15/30 (Prerefunded 5/15/10) (1)	2,855	3,070
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	4,800	4,984
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,047
New York City Municipal Water Fin. Auth., 5.50%, 6/15/33
(Prerefunded 6/15/10) (1)	9,000	9,589
New York City Municipal Water Fin. Auth., 6.00%, 6/15/33
(Prerefunded 6/15/10) (1)	2,220	2,392
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	510	546
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	4,990	5,338
New York City Transitional Fin. Auth., 6.00%, 8/15/17
(Prerefunded 8/15/09) (1)	4,000	4,220
New York City Transitional Fin. Auth., STEP, 5.25%, 2/1/29	16,640	17,500
New York Liberty Dev. Corp., 5.25%, 10/1/35	10,000	10,607
New York State Thruway Auth., 5.50%, 3/15/20
(Prerefunded 3/15/12) (1)	3,000	3,269
New York State Urban Dev. Corp., 5.50%, 7/1/26
(Prerefunded 7/1/08) (1)	5,950	6,025
New York State Urban Dev. Corp., 5.50%, 7/1/26
(Prerefunded 7/1/08) (1)	4,050	4,101
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (9)	3,000	2,776
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (2)	5,000	5,329
Triborough Bridge & Tunnel Auth., General Purpose
5.25%, 1/1/28 (Prerefunded 1/1/22) (1)	10,000	11,359
Triborough Bridge & Tunnel Auth., General Purpose
5.50%, 1/1/17 (6)	18,275	20,481
		230,498
North Carolina 2.6%
Charlotte-Mecklenberg Hosp. Auth., Carolinas HealthCare
VRDN, 3.51%, 1/15/26	600	600
Charlotte-Mecklenberg Hosp. Auth., Carolinas HealthCare
VRDN, 3.60%, 1/15/26	600	600
North Carolina Eastern Municipal Power Agency
5.00%1/1/20 (2)	10,000	10,607
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	1,000	1,050
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	5,000	5,212
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/16	2,000	2,102
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	2,060	2,177
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	3,965	4,185
North Carolina Eastern Municipal Power Agency
7.50%, 1/1/10 (6)	4,650	4,998
North Carolina Eastern Municipal Power Agency, 7.50%, 1/1/10	4,330	4,611
North Carolina Medical Care Commission, First Mortgage
Southminster, 5.75%, 10/1/37	2,000	1,955
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	5,335	5,687
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,761
		48,545
Ohio 2.0%
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry
5.125%, 6/1/24	6,000	5,665
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	7,600	8,267
Hamilton, Electric, 4.70%, 10/1/25 (7)	6,605	6,730
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19 (6)	3,310	3,535
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19	3,190	3,363
Ohio State Univ., 5.25%, 6/1/17	5,000	5,401
Ohio Water Dev. Auth., PCR, FirstEnergy, 3.75%, 10/1/30
(Tender 10/1/08)	5,000	5,002
		37,963
Oklahoma 0.6%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	1,595	1,603
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	4,000	4,756
Tulsa County Home Fin. Auth., Single Family
6.90%, 8/1/10 (5)(6)	4,250	4,635
		10,994
Oregon 0.2%
Oregon Housing & Community Services Dept., Single Family
6.00%, 7/1/20	1,830	1,883
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22 (6)	1,255	1,340
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22	955	1,000
		4,223
Pennsylvania 2.1%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/22 (Prerefunded 11/15/10) (1)	3,000	3,547
Chester County HEFA, Jefferson Health, 5.375%, 5/15/27	6,500	6,594
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/13) (1)	3,000	3,487
Monroe County Hosp. Auth., Pocono Medical Center
Muni Auction Rate, 4.85%, 1/1/32 (10)	3,350	3,350
Montgomery County IDA, ACTS Retirement Communities
5.00%, 11/15/11	1,640	1,686
Montgomery County IDA, ACTS Retirement Communities
5.00%, 11/15/14	5,455	5,623
Pennsylvania Turnpike Commission, 5.25%, 12/1/32 (2)	7,500	7,887
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (1)(2)	3,500	3,796
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	3,250	3,373
		39,343
Puerto Rico 1.3%
Puerto Rico Electric Power Auth., VR, 4.025%, 7/1/29 (7)	2,800	2,563
Puerto Rico Public Fin. Corp., 5.75%, 8/1/27 (Tender 2/1/12)	20,000	20,932
		23,495
South Carolina 2.2%
Connector 2000 Assoc., Zero Coupon, 1/1/09	2,700	2,242
Connector 2000 Assoc., Zero Coupon, 1/1/10	3,400	2,859
Connector 2000 Assoc., Zero Coupon, 1/1/11	2,200	1,056
Connector 2000 Assoc., Zero Coupon, 1/1/29	20,500	4,100
Georgetown County, PCR, Int'l. Paper, 5.70%, 4/1/14	9,090	9,591
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (3)	12,330	12,540
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (5)(6)	500	583
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (5)	3,000	3,465
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	4,000	4,110
		40,546
South Dakota 0.3%
South Dakota HEFA, Sioux Valley Hosp., Sanford Health
5.25%, 11/1/27	2,000	2,054
South Dakota HEFA, Sioux Valley Hosp., Sanford Health
5.50%, 11/1/31	3,000	3,120
		5,174
Tennessee 2.3%
Chattanooga Health, Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/08 (3)(6)	3,150	3,226
Metropolitan Nashville & Davidson Counties, Water & Sewer
STEP, 7.70%, 1/1/12 (5)	6,250	6,886
Shelby County Health, Ed. & Housing Board, Bonheur
5.50%, 8/15/12 (3)(6)	4,000	4,199
Shelby County Health, Ed. & Housing Board, Saint Judes
5.00%, 7/1/36	5,500	5,519
Tennessee Energy Acquisition Corp., 5.25%, 9/1/18	15,000	15,612
Tennessee Energy Acquisition Corp., 5.25%, 9/1/26	8,000	8,076
		43,518
Texas 6.7%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
7.00%, 11/15/33	3,500	3,747
Austin, Water & Wastewater, 5.125%, 5/15/27 (7)	10,955	11,226
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	4,000	4,123
Cypress-Fairbanks Independent School District
Zero Coupon, 2/15/19	6,140	3,711
Harris County, Toll Roads, GO, 5.25%, 8/15/30 (7)	5,000	5,598
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (1)	4,000	4,432
Harris County Health Fac. Dev. Corp., Saint Lukes Episcopal
Hosp., 5.375%, 2/15/26 (Prerefunded 8/15/11) (1)	5,500	5,897
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.25%, 10/1/19 (6)	5,000	5,206
Harris County Hosp. Dist., 7.40%, 2/15/10 (2)(6)	150	155
Houston, GO, 5.50%, 3/1/18 (7)	2,750	2,902
Houston, Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (1)(2)	3,000	3,338
Houston Higher Ed. Fin. Corp., Rice Univ., 5.375%, 11/15/29
(Prerefunded 11/15/09) (1)	11,450	12,002
Houston Independent School Dist., 5.00%, 7/15/20
(Prerefunded 7/15/11) (1)(7)	3,000	3,174
Lower Colorado River Auth., 6.00%, 5/15/12 (7)	6,095	6,375
North Texas Tollway Auth., BAN, 4.125%, 11/19/08	10,000	10,000
Tarrant County Cultural Ed. Fin. Corp., Texas Health Resources
5.00%, 2/15/24	12,615	12,885
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	4,000	4,195
Texas, Transportation Commission Mobility Fund, GO
5.00%, 4/1/28	3,000	3,123
Texas Municipal Gas Acquisition & Supply, 5.25%, 12/15/25	11,500	11,238
Texas Transportation Commission, 5.00%, 4/1/19	10,000	10,845
Texas Water Dev. Board, VRDN, 3.65%, 7/15/19	1,747	1,747
		125,919
Virginia 2.0%
Fairfax County, COP, 6.10%, 4/15/32	10,000	10,969
Fairfax County Economic Dev. Auth., Goodwin House
5.125%, 10/1/37	3,500	3,274
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	8,550	9,219
Harrisonburg IDA, Rockingham Memorial Hospital
4.50%, 8/15/39 (2)	800	774
James City County Economic Dev. Auth., Windsormeade
5.50%, 7/1/37	4,000	3,725
James City County IDA, Williamsburg Landing, 6.125%, 3/1/32	2,000	2,040
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,500	2,569
Virginia Transportation Board, 5.25%, 5/15/20
(Prerefunded 5/15/11) (1)	4,620	4,925
		37,495
Washington 3.6%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (3)	10,100	6,388
Energy Northwest, 5.00%, 7/1/24	5,000	5,256
King County Public Hosp. Dist. #1, Valley Medical Center
5.75%, 9/1/20 (2)	10,950	12,510
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (1)(3)	6,000	6,341
Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29	3,750	3,769
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (2)	10,220	10,338
Washington, GO, 5.70%, 10/1/15	14,000	15,540
Washington, Motor Vehicle Fuel Tax, 6.625%, 1/1/25
(Prerefunded 1/1/10) (1)	6,100	6,512
		66,654
West Virginia 1.3%
Mason County, PCR, Appalachian Power, 5.50%, 10/1/22	7,000	7,043
Pleasants County, Allegheny Energy, 5.25%, 10/15/37	8,000	7,988
West Virginia Building Commission, Court Fees, GO
5.375%, 7/1/18 (2)	2,915	3,247
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,497
		23,775
Wisconsin 0.7%
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/14 (Prerefunded 10/1/11) (1)	910	994
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/15 (Prerefunded 10/1/11) (1)	1,005	1,098
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/17 (Prerefunded 10/1/11) (1)	3,395	3,708
Wisconsin HEFA, United Health Group / Thedacare
5.50%, 12/15/16 (3)	6,540	6,680
		12,480

Total Municipal Securities (Cost $1,756,979)		1,835,510

COMMON STOCKS 0.0%
Airlines 0.0%
UAL (11)	—	5
Total Common Stocks (Cost $—)		5

Total Investments in Securities
98.4% of Net Assets (Cost $1,756,979)		$1,835,515

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by MBIA Insurance Corp.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2007.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Escrowed to maturity
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by XL Capital Assurance Inc.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,866 and represents 0.6% of net assets.
(10)	Insured by Radian Asset Assurance Inc.
(11)	Non-income producing
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

Open Futures Contracts at November 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 100 U.S. Treasury five year
contracts, $80 par of 5.00% California
pledged as initial margin	3/08	$ (11,011)	$ 4
Net payments (receipts) of variation
margin to date			(9)
Variation margin receivable (payable)
on open futures contracts			$ (5)

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Tax-Free Income Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified , open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (“FASB”) released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $1,754,749,000. Net unrealized gain aggregated $80,771,000 at period-end, of which $92,562,000 related to appreciated investments and $11,791,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008